SEGMENT AND GEOGRAPHICAL INFORMATION (Revenue by Country) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues	$ 431,542	$ 324,977	$ 324,934
GERMANY
Segment Reporting Information [Line Items]
Revenues	114,176	111,826	126,367
United States [Member]
Segment Reporting Information [Line Items]
Revenues	99,765	88,333	94,743
The Netherlands [Member]
Segment Reporting Information [Line Items]
Revenues	101,512	63,842	52,165
Spain [Member]
Segment Reporting Information [Line Items]
Revenues	82,217	39,448	30,946
Other countries [Member]
Segment Reporting Information [Line Items]
Revenues	$ 33,872	$ 21,528	$ 20,713